Cost Of Revenues (details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenues	$ 54,979	$ 61,020	$ 62,270
Programmatic
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenues	43,250	38,942	44,385
Performance
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenues	$ 11,729	$ 22,078	$ 17,885